Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	$ (898.4)
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	33.6	$ (136.8)	$ 240.7
Tax adjustment related to investment in MillerCoors reclassification			$ 34.3
Balance	$ (1,694.9)	$ (898.4)
MillerCoors [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
MCBC economic Interest (as a percent)	42.00%	42.00%	42.00%
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	$ 129.8	$ 979.1	$ 1,187.5
Foreign currency translation adjustments	(830.4)	(818.0)	(177.7)
Unrealized gain (loss) on derivative instruments	0.0	0.0	0.0
Reclassification of derivative (gain) loss to income	0.0	0.0	0.0
Pension and other postretirement benefit adjustments	0.0	0.0	0.0
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	0.0	0.0	0.0
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	0.0	0.0	0.0
Tax adjustment related to investment in MillerCoors reclassification			0.0
Tax benefit (expense)	(69.3)	(31.3)	(30.7)
Balance	(769.9)	129.8	979.1
Gain (loss) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	15.0	14.6	(17.7)
Foreign currency translation adjustments	(16.0)	(8.9)	0.0
Unrealized gain (loss) on derivative instruments	23.0	3.8	58.6
Reclassification of derivative (gain) loss to income	(7.1)	3.8	(5.5)
Pension and other postretirement benefit adjustments	0.0	0.0	0.0
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	0.0	0.0	0.0
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	0.0	0.0	0.0
Tax adjustment related to investment in MillerCoors reclassification			0.0
Tax benefit (expense)	(0.4)	1.7	(20.8)
Balance	14.5	15.0	14.6
Pension and Postretirement Benefit adjustments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(658.5)	(556.3)	(844.1)
Foreign currency translation adjustments	(1.7)	8.4	0.7
Unrealized gain (loss) on derivative instruments	0.0	0.0	0.0
Reclassification of derivative (gain) loss to income	0.0	0.0	0.0
Pension and other postretirement benefit adjustments	42.0	(172.3)	278.0
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	46.9	33.0	53.7
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	0.0	0.0	0.0
Tax adjustment related to investment in MillerCoors reclassification			0.0
Tax benefit (expense)	(17.8)	28.7	(44.6)
Balance	(589.1)	(658.5)	(556.3)
Equity Method Investments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(384.7)	(282.5)	(398.0)
Foreign currency translation adjustments	0.0	0.0	0.0
Unrealized gain (loss) on derivative instruments	0.0	0.0	0.0
Reclassification of derivative (gain) loss to income	0.0	0.0	0.0
Pension and other postretirement benefit adjustments	0.0	0.0	0.0
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	0.0	0.0	0.0
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	56.5	(157.5)	114.5
Tax adjustment related to investment in MillerCoors reclassification			34.3
Tax benefit (expense)	(22.2)	55.3	(33.3)
Balance	(350.4)	(384.7)	(282.5)
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(898.4)	154.9	(72.3)
Foreign currency translation adjustments	(848.1)	(818.5)	(177.0)
Unrealized gain (loss) on derivative instruments	23.0	3.8	58.6
Reclassification of derivative (gain) loss to income	(7.1)	3.8	(5.5)
Pension and other postretirement benefit adjustments	42.0	(172.3)	278.0
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	46.9	33.0	53.7
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	56.5	(157.5)	114.5
Tax adjustment related to investment in MillerCoors reclassification			34.3
Tax benefit (expense)	(109.7)	54.4	(129.4)
Balance	$ (1,694.9)	$ (898.4)	$ 154.9